Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)
Accountancy fees [Member] | Greenly Trading Company [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ (37,480)	$ (29,054)	$ (36,300)
Sales to [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	563,055	436,477	31,867
Purchases from [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions			(24,565)
Purchases from [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ (291,003)	$ (225,584)	$ (542,842)